TAXES ON INCOME (Narrative) (Details) ₪ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 05, 2016	Jan. 31, 2017	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Taxes On Income [Line Items]
Israeli corporate tax rate	25.00%		25.00%	25.00%	26.50%	26.50%
Tax loss carry forward			$ 32,282
Capital Loss			642
Net change in total valuation allowance			2,216
Revenues			$ 29,510		$ 18,673	$ 23,636
Federal [Member]
Taxes On Income [Line Items]
Israeli corporate tax rate			40.00%	40.00%
U.S.subsidiary [Member] | Minimum [Member]
Taxes On Income [Line Items]
Expiry date			Dec. 31, 2017	Dec. 31, 2017
U.S.subsidiary [Member] | Maximum [Member]
Taxes On Income [Line Items]
Expiry date			Dec. 31, 2026	Dec. 31, 2026
Brazilian subsidiary [Member]
Taxes On Income [Line Items]
Income tax rate			34.00%	34.00%
Tax loss carry forward			$ 2,670
Maximum offset percentage of taxable income for tax period			30.00%	30.00%
Israel (Development area A) [Member]
Taxes On Income [Line Items]
Israeli corporate tax rate			16.00%	16.00%
2014 and thereafter [Member]
Taxes On Income [Line Items]
Israeli corporate tax rate			9.00%	9.00%
2014 and thereafter [Member] | Subsequent Event [Member]
Taxes On Income [Line Items]
Israeli corporate tax rate		7.50%
2017 [Member]
Taxes On Income [Line Items]
Israeli corporate tax rate			24.00%	24.00%
2018 [Member]
Taxes On Income [Line Items]
Israeli corporate tax rate			23.00%	23.00%
Federal [Member] | U.S.subsidiary [Member]
Taxes On Income [Line Items]
Tax loss carry forward			$ 8,448
State tax [Member] | U.S.subsidiary [Member]
Taxes On Income [Line Items]
Tax loss carry forward			$ 274
Indian subsidiary [Member]
Taxes On Income [Line Items]
Income tax rate			30.00%	30.00%
Parent Company [Member]
Taxes On Income [Line Items]
Israeli corporate tax rate			12.00%	12.00%
Revenues | ₪				₪ 10,000,000
Parent Company [Member] | Israel (Development area A) [Member]
Taxes On Income [Line Items]
Israeli corporate tax rate			7.50%	7.50%
Parent Company [Member] | Special technological preferred enterprise [Member]
Taxes On Income [Line Items]
Israeli corporate tax rate			6.00%	6.00%
Income tax rate			4.00%	4.00%
Revenues | ₪				₪ 10,000,000